EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

1.	Numerator:

	Six months ended June 30,
	2024	2023

Net income available to holders of ordinary shares	$6,266	$9,905

2.	Denominator:

	Six months ended June 30,
	2024	2023

Weighted average number of shares	57,016,808	56,615,714
Add – stock options	-	6,490
Denominator for diluted earnings per share – adjusted weighted average shares assuming exercise of stock options	57,016,808	56,622,204